11. SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2013
Segment Information Tables
SEGMENT INFORMATION
	March 31,	December 31,
	2013	2012

Identifiable assets
USA	$52,260,026	$58,094,222
Canada	54,438,883	3,953,053
Australia	1,485,107	1,487,117
Mongolia	467,262	613,723
Other	21,026	25,415
	$108,672,304	$64,173,530